UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-24127

Baillie Gifford ETF Trust
(Exact name of registrant as specified in charter)

780 Third Avenue, 43rd Floor, New York, NY 10017
(Address of principal executive offices) (Zip code)

Gareth Griffiths
Baillie Gifford ETF Trust

Calton Square, 3 Haymarket Square

Edinburgh, Scotland, UK, EH3 8RY

(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

TABLE OF CONTENTS

Baillie Gifford Emerging Markets ETF The Nasdaq Stock Market LLC - BGEG

Baillie Gifford International Alpha ETF The Nasdaq Stock Market LLC - BGIA

Baillie Gifford International Concentrated Growth ETF The Nasdaq Stock Market LLC - BGCG

Baillie Gifford Long Term Global Growth ETF The Nasdaq Stock Market LLC - BGGG

Baillie Gifford Emerging Markets ETF

The Nasdaq Stock Market LLC | BGEG

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets ETF (the "Fund") for the period of June 2, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-etf/TSR . You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BGEG	$6Footnote Reference*	0.79%Footnote Reference**
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Footnote**	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$11,410,522
  Total number of portfolio holdings78
  Total advisory fees paid$3,097
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	35.3%
Internet	13.8%
Banks	8.8%
Mining	4.9%
Oil & Gas	4.8%
Telecommunications	2.8%
Diversified Financial Services	2.5%
Insurance	2.0%
Retail	2.0%
Auto Parts & Equipment	2.0%
Electronics	1.9%
Home Furnishings	1.8%
Transportation	1.7%
Other sectors	15.2%
Other assets less liabilities	0.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha ETF

The Nasdaq Stock Market LLC | BGIA

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha ETF (the "Fund") for the period of June 2, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-etf/TSR . You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BGIA	$3Footnote Reference*	0.59%Footnote Reference**
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Footnote**	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$73,770,570
  Total number of portfolio holdings84
  Total advisory fees paid$30,069
  Portfolio turnover rate0%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	9.7%
Banks	8.0%
Insurance	4.1%
Mining	3.7%
Commercial Services	3.2%
Machinery - Diversified	2.9%
Pharmaceuticals	2.8%
Home Furnishings	2.7%
Building Materials	2.7%
Diversified Financial Services	2.7%
Transportation	2.4%
Food	2.2%
Other sectors	20.6%
Other assets less liabilities	10.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Concentrated Growth ETF

The Nasdaq Stock Market LLC | BGCG

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Concentrated Growth ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at http://www.bailliegifford.com/concentrated-growth-etf/TSR . You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BGCG	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$98,773,213
  Total number of portfolio holdings29
  Total advisory fees paid, net of waiver$114,101
  Portfolio turnover rate52%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	36.7%
Semiconductors	29.9%
Commercial Services	6.4%
Auto Manufacturers	5.9%
Apparel	5.4%
Banks	3.6%
Machinery - Diversified	2.3%
Cosmetics/Personal Care	2.2%
Biotechnology	2.1%
Aerospace/Defense	1.5%
Auto Parts & Equipment	1.3%
Transportation	1.0%
Pharmaceuticals	0.7%
Other sectors	0.6%
Other assets less liabilities	0.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth ETF

The Nasdaq Stock Market LLC | BGGG

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Long Term Global Growth ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/ltgg-etf/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BGGG	$35	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$335,571,694
  Total number of portfolio holdings39
  Total advisory fees paid, net of waiver$1,319,815
  Portfolio turnover rate20%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	35.4%
Semiconductors	21.0%
Software	10.0%
Retail	4.5%
Aerospace/Defense	3.6%
Auto Parts & Equipment	3.4%
Banks	2.9%
Miscellaneous Manufacturing	2.4%
Healthcare - Products	2.1%
Apparel	2.0%
Commercial Services	2.0%
Biotechnology	1.9%
Pharmaceuticals	1.8%
Other sectors	6.7%
Other assets less liabilities	0.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements are attached herewith.

The Financial Highlights are attached herewith.

Baillie Gifford
ETF Trust

Semi-Annual Financial Statements and Other
Information, June 30, 2026 (Unaudited)

Baillie Gifford Emerging Markets ETF

Baillie Gifford International Alpha ETF

Baillie Gifford International Concentrated Growth ETF

Baillie Gifford Long Term Global Growth ETF

Index

Page Number
Baillie Gifford Emerging Markets ETF
01	Industry Diversification Table
02	Portfolio of Investments
06	Financial Statements
09	Financial Highlights
Baillie Gifford International Alpha ETF
10	Industry Diversification Table
11	Portfolio of Investments
16	Financial Statements
19	Financial Highlights
Baillie Gifford International Concentrated Growth ETF
20	Industry Diversification Table
21	Portfolio of Investments
24	Financial Statements
27	Financial Highlights
Baillie Gifford Long Term Global Growth ETF
28	Industry Diversification Table
29	Portfolio of Investments
32	Financial Statements
35	Financial Highlights
36	Notes to Financial Statements

This report is intended for shareholders of the funds listed on the front of this report (each, a “Fund”, and collectively the “Funds”) and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report’s period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views. Actual outcomes may differ significantly from the views expressed.

These views may not be relied on as investment advice or as an indication of trading intent on behalf of any of the Funds.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ETF

Value		% of Total Net Assets
Airlines	$195,154	1.7%
Auto Manufacturers	158,675	1.4
Auto Parts & Equipment	231,680	2.0
Banks	1,000,649	8.8
Beverages	154,094	1.3
Biotechnology	64,403	0.6
Building Materials	67,880	0.6
Chemicals	101,583	0.9
Commercial Services	68,966	0.6
Computers	87,838	0.8
Cosmetics/Personal Care	44,849	0.4
Diversified Financial Services	280,562	2.5
Electric	167,524	1.5
Electronics	221,590	1.9
Engineering & Construction	50,492	0.4
Home Furnishings	203,397	1.8
Insurance	227,205	2.0
Internet	1,569,583	13.8
Investment Companies	129,249	1.1
Iron/Steel	108,047	0.9
Metal Fabricate/Hardware	54,651	0.5
Mining	561,362	4.9
Miscellaneous Manufacturing	118,599	1.0
Oil & Gas	544,825	4.8
Real Estate	173,731	1.5
Retail	226,872	2.0
Semiconductors	4,025,990	35.3
Telecommunications	320,329	2.8
Transportation	196,365	1.7
Total Value of Investments	11,356,144	99.5
Other assets less liabilities	54,378	0.5
Net Assets	$11,410,522	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ETF

Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.9%
Vista Energy SAB de CV ADR *	1,613	$102,909
BRAZIL — 10.3%
Axia Energia SA ADR	15,864	167,524
B3 SA — Brasil Bolsa Balcao	66,209	186,226
Banco Bradesco SA ADR	23,351	81,028
MercadoLibre, Inc. *	169	286,859
Natura Cosmeticos SA *	26,735	44,849
NU Holdings Ltd., Class A *	5,507	73,574
Petroleo Brasileiro SA — Petrobras ADR	13,848	223,784
Vale SA ADR	7,184	108,047
1,171,891
CHILE — 1.6%
Lundin Mining Corp.	3,116	75,931
Sociedad Quimica y Minera de Chile SA ADR	1,372	101,583
177,514
CHINA — 22.7%
Alibaba Group Holding Ltd. ADR	2,589	248,492
Anker Innovations Technology Co., Ltd., Class A	4,100	63,143
Baidu, Inc. ADR *	475	54,288
BeOne Medicines Ltd. ADR *	226	64,403
Brilliance China Automotive Holdings Ltd.	78,436	19,102
China Merchants Bank Co., Ltd., Class H	15,183	86,961
Contemporary Amperex Technology Co., Ltd., Class A	4,000	231,680
DiDi Global, Inc. ADR *	17,363	58,166
Goneo Group Co., Ltd., Class A	9,500	54,813
Haidilao International Holding Ltd.	37,000	50,102
JD.com, Inc. ADR	1,733	44,157
Kanzhun Ltd. ADR	4,678	60,206
Kuaishou Technology	4,463	23,672
Kweichow Moutai Co., Ltd., Class A	300	52,413
Luckin Coffee, Inc. ADR *	2,303	63,724
Meituan, Class B *	6,724	58,728
Midea Group Co., Ltd., Class A	12,600	140,254

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ETF

Shares	Value
Montage Technology Co., Ltd., Class A	6,568	$299,971
Ping An Insurance Group Co. of China Ltd., Class H	20,522	133,580
Pony AI, Inc. ADR *	3,993	27,751
Silergy Corp.	6,308	118,412
Tencent Holdings Ltd. ADR	8,683	479,475
Tencent Music Entertainment Group ADR	3,057	25,526
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H	16,211	54,651
Zijin Mining Group Co., Ltd., Class H	20,691	72,286
2,585,956
INDIA — 8.2%
Axis Bank Ltd.	12,666	180,064
Delhivery Ltd. *	18,123	90,377
HDFC Life Insurance Co., Ltd.	7,870	47,877
Hyundai Motor India Ltd.	569	11,454
InterGlobe Aviation Ltd.	1,979	112,235
Kotak Mahindra Bank Ltd.	25,839	107,073
PB Fintech Ltd. *	2,659	45,748
Reliance Industries Ltd.	15,958	218,132
Tata Consultancy Services Ltd.	2,793	59,941
UltraTech Cement Ltd.	571	67,880
940,781
INDONESIA — 0.5%
Bank Rakyat Indonesia Persero Tbk PT	397,007	60,617
KAZAKHSTAN — 0.6%
Kaspi.KZ JSC ADR	796	68,965
MEXICO — 2.5%
Fomento Economico Mexicano SAB de CV ADR	795	101,680
Grupo Financiero Banorte SAB de CV, Class O	12,670	134,181
Wal-Mart de Mexico SAB de CV	17,556	51,461
287,322
PANAMA — 0.7%
Copa Holdings SA, Class A	533	82,919
PERU — 1.2%
Credicorp Ltd.	355	138,301

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ETF

Shares	Value
POLAND — 1.5%
Allegro.eu SA *	6,915	$69,512
KGHM Polska Miedz SA	1,124	98,975
168,487
SAUDI ARABIA — 0.3%
Saudi Tadawul Group Holding Co.	1,139	40,107
SINGAPORE — 0.8%
Sea Ltd. ADR *	935	89,601
SOUTH AFRICA — 2.0%
Capitec Bank Holdings Ltd.	187	54,229
FirstRand Ltd.	9,213	54,704
Impala Platinum Holdings Ltd.	10,144	106,518
Naspers Ltd., N Shares	209	10,471
225,922
SOUTH KOREA — 19.0%
Coupang, Inc. *	3,479	60,430
Hyundai Engineering & Construction Co., Ltd.	685	50,492
Hyundai Glovis Co., Ltd.	662	78,237
Hyundai Motor Co.	401	128,119
Samsung Electronics Co., Ltd. GDR	224	1,207,360
SK hynix, Inc.	299	511,425
SK Square Co., Ltd.	118	129,249
2,165,312
TAIWAN — 20.8%
Accton Technology Corp.	4,090	320,329
E Ink Holdings, Inc.	7,183	48,365
MediaTek, Inc.	3,795	505,698
Taiwan Semiconductor Manufacturing Co., Ltd.	19,848	1,501,536
2,375,928
THAILAND — 1.8%
Fabrinet *	211	118,599
SCB X PCL	18,888	84,148
202,747

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ETF

Shares	Value
UNITED ARAB EMIRATES — 1.5%
Emaar Properties PJSC	53,530	$173,731
VIETNAM — 0.8%
FPT Corp.	10,456	27,897
Mobile World Investment Corp.	20,748	61,586
89,483
ZAMBIA — 1.8%
First Quantum Minerals Ltd. *	7,602	207,651
TOTAL INVESTMENTS — 99.5%
(cost $11,442,070)		$11,356,144
Other assets less liabilities — 0.5%		54,378
NET ASSETS — 100.0%		$11,410,522
*
Non-income producing security.
ADR
—

American Depositary Receipt
GDR
—

Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$11,356,144	$—	$—	$11,356,144
Total	$11,356,144	$—	$—	$11,356,144
**
Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ETF

ASSETS
Investments, at value (cost $11,442,070)	$11,356,144
Cash	1,302,272
Dividends receivable	5,329
Tax reclaims receivable	14
Total Assets	12,663,759
LIABILITIES
Due to foreign custodian	171,292
Management fee payable	3,097
Payable for investments purchased	1,078,848
Total Liabilities	1,253,237
NET ASSETS	$11,410,522
COMPOSITION OF NET ASSETS
Paid-in capital	$11,498,365
Total accumulated (loss)	(87,843)
$11,410,522
NET ASSET VALUE, PER SHARE
($11,410,522 / 475,000 shares outstanding), unlimited authorized, no par value	$24.02

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Period June 2, 2026* through June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ETF

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,526)	$12,483
Total Investment Income	12,483
EXPENSES
Management fee (Note B)	3,097
Total Expenses	3,097
Net Investment Income	9,386
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(11,737)
Foreign currency transactions	257
(11,480)
Net change in unrealized appreciation (depreciation) on:
Investments	(85,926)
Translation of net assets and liabilities denominated in foreign currencies	177
(85,749)
Net realized and unrealized (loss)	(97,229)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(87,843)
*
Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets ETF

For the Period June 2, 2026(a) through June 30, 2026 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,386
Net realized (loss)	(11,480)
Net change in unrealized (depreciation)	(85,749)
Net (Decrease) in Net Assets from Operations	(87,843)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed	11,498,365
Increase in Net Assets from Transactions in Shares of Beneficial Interest	11,498,365
Total Increase in Net Assets	11,410,522
NET ASSETS
Beginning of Period	—
End of Period	$11,410,522
(a)
Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets ETF

Selected data for a share outstanding throughout each period:

For the Period June 2, 2026(a) through June 30, 2026 (unaudited)
Net asset value, beginning of period	$25.32
From Investment Operations
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.32)
Net increase (decrease) in net asset value from investment operations	(1.30)
Dividends and Distributions to Shareholders
From net investment income	—
From net realized gain on investments	—
Total dividends and distributions	—
Net asset value, end of period	$24.02
Total Return
Total return based on net asset value(c)	(5.14)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,411
Ratio of net expenses to average net assets	0.79%	*
Ratio of net investment income to average net assets	2.39%	*
Portfolio turnover rate(d)	12%
*
Annualized.
(a)
Commencement of investment operations.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha ETF

Value		% of Total Net Assets
Airlines	$1,128,339	1.5%
Apparel	505,010	0.7
Auto Parts & Equipment	353,312	0.5
Banks	5,874,133	8.0
Beverages	104,827	0.1
Biotechnology	743,108	1.0
Building Materials	2,027,062	2.7
Chemicals	1,041,328	1.4
Commercial Services	2,325,327	3.2
Cosmetics/Personal Care	989,755	1.3
Distribution/Wholesale	657,042	0.9
Diversified Financial Services	1,965,013	2.7
Electrical Components & Equipment	373,378	0.5
Electronics	1,239,937	1.7
Food	1,591,078	2.2
Hand/Machine Tools	1,106,294	1.5
Home Furnishings	2,029,346	2.7
Insurance	3,014,363	4.1
Internet	7,122,945	9.7
Investment Companies	1,481,776	2.0
Leisure Time	323,549	0.4
Machinery — Construction & Mining	1,348,976	1.8
Machinery — Diversified	2,150,664	2.9
Mining	2,728,985	3.7
Oil & Gas	694,331	0.9
Pharmaceuticals	2,048,325	2.8
Retail	669,779	0.9
Semiconductors	16,422,463	22.3
Software	1,601,501	2.2
Telecommunications	730,472	1.0
Toys/Games/Hobbies	237,317	0.3
Transportation	1,797,945	2.4
Total Value of Investments	66,427,680	90.0
Other assets less liabilities	7,342,890	10.0
Net Assets	$73,770,570	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha ETF

Shares	Value
COMMON STOCKS — 90.0%
AUSTRALIA — 2.4%
Rio Tinto PLC	18,867	$1,782,361
BELGIUM — 0.7%
KBC Group NV	3,823	521,122
BRAZIL — 2.8%
B3 SA — Brasil Bolsa Balcao	130,546	367,187
MercadoLibre, Inc. *	612	1,038,803
Petroleo Brasileiro SA — Petrobras ADR	42,966	694,330
2,100,320
CANADA — 3.2%
Constellation Software, Inc.	372	700,328
Lumine Group, Inc. *	14,002	212,264
Shopify, Inc., Class A *	5,308	606,067
Stella-Jones, Inc.	7,519	415,540
TFI International, Inc.	2,706	389,515
2,323,714
CHILE — 2.0%
Banco de Chile ADR	17,998	715,600
Lundin Mining Corp.	32,469	791,207
1,506,807
CHINA — 7.5%
Alibaba Group Holding Ltd.	45,792	542,123
Contemporary Amperex Technology Co., Ltd., Class A	6,100	353,312
Kweichow Moutai Co., Ltd., Class A	600	104,827
Midea Group Co., Ltd., Class A	27,700	308,336
Midea Group Co., Ltd., Class H	35,600	374,935
PDD Holdings, Inc. ADR *	2,788	212,669
Ping An Insurance Group Co. of China Ltd., Class H	94,533	615,326
Prosus NV *	13,611	590,818
Silergy Corp.	11,000	206,488
Tencent Holdings Ltd.	32,200	1,764,608
Tencent Music Entertainment Group ADR	31,615	263,985

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha ETF

Shares	Value
Zijin Mining Group Co., Ltd., Class H	44,486	$155,418
5,492,845
DENMARK — 2.8%
DSV A/S	5,948	1,408,429
Novonesis Novozymes B, B Shares	10,782	680,545
2,088,974
FRANCE — 2.9%
Danone SA	9,713	796,176
Edenred	19,261	495,171
LVMH Moet Hennessy Louis Vuitton SE	913	505,010
Nexans SA	2,249	373,379
2,169,736
GERMANY — 4.8%
BioNTech SE ADR *	2,008	186,844
Deutsche Boerse AG	5,856	1,597,826
Rational AG	457	334,449
SAP SE	2,671	408,953
Scout24 SE	11,622	960,757
3,488,829
HONG KONG — 2.9%
AIA Group Ltd.	114,600	1,044,030
Techtronic Industries Co., Ltd.	67,000	1,106,294
2,150,324
INDIA — 0.2%
ICICI Lombard General Insurance Co., Ltd.	8,475	155,938
IRELAND — 1.1%
Kingspan Group PLC	8,930	815,763
ITALY — 3.1%
FinecoBank Banca Fineco SpA	35,408	888,035
Ryanair Holdings PLC ADR	10,396	673,141
Technoprobe SpA *	18,642	743,382
2,304,558

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha ETF

Shares	Value
JAPAN — 10.4%
Keyence Corp.	1,517	$756,284
Money Forward, Inc. *	10,414	279,957
MonotaRO Co., Ltd.	26,692	304,603
Nihon M&A Center Holdings, Inc.	84,119	329,399
Nintendo Co., Ltd.	5,662	237,317
Nippon Paint Holdings Co., Ltd.	55,709	360,783
Recruit Holdings Co., Ltd.	5,460	380,465
Shimano, Inc.	3,033	323,549
SMC Corp.	1,326	581,305
SoftBank Group Corp.	19,918	730,472
Sony Group Corp.	50,148	1,011,627
Sumitomo Mitsui Trust Group, Inc.	20,828	775,886
Tokyo Electron Ltd.	2,730	1,295,363
Unicharm Corp.	45,396	263,450
7,630,460
KAZAKHSTAN — 0.5%
Kaspi.KZ JSC ADR	4,502	390,053
NETHERLANDS — 5.4%
Adyen NV *	359	336,523
Argenx SE *	600	556,263
ASML Holding NV	1,097	2,157,658
IMCD NV	7,279	657,042
Magnum Ice Cream Co. NV (The) *	16,177	281,422
3,988,908
NORWAY — 0.7%
Salmar ASA	10,973	513,481
PANAMA — 0.6%
Copa Holdings SA, Class A	2,926	455,198
PERU — 0.8%
Credicorp Ltd.	1,476	575,020
SINGAPORE — 2.7%
Sea Ltd. ADR *	4,553	436,314

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha ETF

Shares	Value
United Overseas Bank Ltd.	51,105	$1,570,578
2,006,892
SOUTH AFRICA — 1.6%
Discovery Ltd.	74,332	1,199,069
SOUTH KOREA — 6.2%
Samsung Electronics Co., Ltd. GDR	853	4,597,670
SWEDEN — 6.8%
Assa Abloy AB, B Shares	29,266	1,033,448
Atlas Copco AB, A Shares	40,193	813,075
Epiroc AB, B Shares	36,641	849,484
Investor AB, B Shares	35,692	1,481,776
Skandinaviska Enskilda Banken AB, A Shares	41,615	827,892
5,005,675
SWITZERLAND — 1.7%
Cie Financiere Richemont SA	2,901	669,779
Sandoz Group AG	6,600	597,268
1,267,047
TAIWAN — 10.4%
MediaTek, Inc.	4,241	565,129
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,790	7,063,260
7,628,389
UNITED KINGDOM — 1.7%
Unilever PLC	12,094	726,305
Weir Group PLC (The)	15,664	499,492
1,225,797
UNITED STATES — 4.1%
CRH PLC	7,437	795,759
Experian PLC	11,672	393,716
Roche Holding AG	3,523	1,451,057
Spotify Technology SA *	876	402,198
3,042,730

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha ETF

Shares	Value
TOTAL INVESTMENTS — 90.0%
(cost $44,706,787)	$66,427,680
Other assets less liabilities — 10.0%	7,342,890
NET ASSETS — 100.0%	$73,770,570
*
Non-income producing security.
ADR
—

American Depositary Receipt
GDR
—

Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$66,427,680	$—	$—	$66,427,680
Total	$66,427,680	$—	$—	$66,427,680
**
Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha ETF

ASSETS
Investments, at value (cost $44,706,787)	$66,427,680
Cash	328,666
Foreign cash, at value (cost $13,930)	13,961
Capital shares sold receivable	6,949,728
Dividends receivable	77,657
Tax reclaims receivable	2,947
Total Assets	73,800,639
LIABILITIES
Management fee payable	30,069
Total Liabilities	30,069
NET ASSETS	$73,770,570
COMPOSITION OF NET ASSETS
Paid-in capital	$74,190,222
Total distributable earnings	(419,652)
$73,770,570
NET ASSET VALUE, PER SHARE
($73,770,570 / 2,972,033 shares outstanding), unlimited authorized, no par value	$24.82

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Period June 2, 2026* through June 30, 2026 (unaudited)

Baillie Gifford International Alpha ETF

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $24,444)	$142,529
Total Investment Income	142,529
EXPENSES
Management fee (Note B)	30,069
Total Expenses	30,069
Net Investment Income	112,460
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Foreign currency transactions	(5,169)
(5,169)
Net change in unrealized appreciation on:
Investments	(526,974)
Translation of net assets and liabilities denominated in foreign currencies	31
(526,943)
Net realized and unrealized (loss)	(532,112)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(419,652)
*
Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha ETF

For the Period June 2, 2026(a) through June 30, 2026 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$112,460
Net realized (loss)	(5,169)
Net change in unrealized (depreciation)	(526,943)
Net Decrease in Net Assets from Operations	(419,652)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:	74,190,222
Increase in Net Assets from Transactions in Shares of Beneficial Interest	74,190,222
Total Increase in Net Assets	73,770,570
NET ASSETS
Beginning of Period	—
End of Period	$73,770,570
(a)
Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha ETF

Selected data for a share outstanding throughout each period:

For the Period June 2, 2026(a) through June 30, 2026 (unaudited)
Net asset value, beginning of period	$25.28
From Investment Operations
Net investment income(b)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)
Net increase (decrease) in net asset value from investment operations	(0.46)
Dividends and Distributions to Shareholders
From net investment income	—
From net realized gain on investments	—
Total dividends and distributions	—
Net asset value, end of period	$24.82
Total Return
Total return based on net asset value(c)	(1.81)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,771
Ratio of net expenses to average net assets	0.59%	*
Ratio of net investment income to average net assets	2.21%	*
Portfolio turnover rate(d)	0%
*
Annualized.
(a)
Commencement of investment operations.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)
Baillie Gifford International Concentrated Growth ETF

Value		% of Total Net Assets
Aerospace/Defense	$1,468,047	1.5%
Apparel	5,344,057	5.4
Auto Manufacturers	5,811,050	5.9
Auto Parts & Equipment	1,239,487	1.3
Banks	3,551,649	3.6
Biotechnology	2,068,686	2.1
Commercial Services	6,329,885	6.4
Cosmetics/Personal Care	2,180,395	2.2
Internet	36,271,781	36.7
Investment Companies	631,668	0.6
Machinery – Diversified	2,252,029	2.3
Pharmaceuticals	673,526	0.7
Semiconductors	29,576,392	29.9
Transportation	963,574	1.0
Total Value of Investments	98,362,226	99.6
Other assets less liabilities	410,987	0.4
Net Assets	$98,773,213	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Concentrated Growth ETF

Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 12.0%
MercadoLibre, Inc. *	4,902	$8,320,606
NU Holdings Ltd., Class A *	265,842	3,551,649
11,872,255
CANADA — 3.6%
Shopify, Inc., Class A *	30,803	3,517,086
CHINA — 10.4%
BYD Co., Ltd. ADR	211,048	1,956,415
Contemporary Amperex Technology Co., Ltd., Class A	21,400	1,239,487
Meituan, Class B *	226,153	1,975,236
PDD Holdings, Inc. ADR *	24,655	1,880,683
Tencent Holdings Ltd. ADR	58,275	3,217,946
10,269,767
DENMARK — 0.7%
Novo Nordisk A/S, B Shares	14,005	673,526
FRANCE — 9.1%
Exail Technologies SA *	10,698	1,468,047
Hermes International	1,749	3,193,455
Kering	7,611	2,150,602
L’Oreal SA	4,974	2,180,395
8,992,499
ITALY — 3.9%
Ferrari NV	10,401	3,854,635
JAPAN — 0.8%
M3, Inc.	70,568	787,730
NETHERLANDS — 10.4%
Adyen NV *	4,021	3,769,241
ASML Holding NV	3,326	6,541,815
10,311,056

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Concentrated Growth ETF

Shares	Value
SINGAPORE — 4.3%
Sea Ltd. ADR *	44,357	$4,250,731
SOUTH KOREA — 8.6%
Coupang, Inc. *	136,080	2,363,710
Delivery Hero SE *	65,654	2,700,585
SK hynix, Inc.	2,002	3,424,321
8,488,616
SWEDEN — 2.9%
Atlas Copco AB, B Shares	127,178	2,252,029
Kinnevik AB, B Shares *	117,786	631,668
2,883,697
TAIWAN — 14.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	186,671	14,121,988
UNITED KINGDOM — 3.6%
Ocado Group PLC *	405,374	963,573
Wise Group PLC, Class A *	213,498	2,560,644
3,524,217
UNITED STATES — 15.0%
Moderna, Inc. *	29,540	2,068,686
NVIDIA Corp.	27,429	5,488,269
Spotify Technology SA *	15,807	7,257,468
14,814,423
TOTAL INVESTMENTS — 99.6%
(cost $89,684,370)		$98,362,226
Other assets less liabilities — 0.4%		410,987
NET ASSETS — 100.0%		$98,773,213
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Concentrated Growth ETF

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$98,362,226	$—	$—	$98,362,226
Total	$98,362,226	$—	$—	$98,362,226
**
Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Concentrated Growth ETF(a)

ASSETS
Investments, at value (cost $89,684,370)	$98,362,226
Cash	502,440
Foreign cash, at value (cost $15)	15
Due from Manager	56,231
Dividends receivable	35,411
Tax reclaims receivable	10,536
Prepaid assets	178
Total Assets	98,967,037
LIABILITIES
Advisory fee payable	58,809
Management fee payable	55,156
Shareholder Servicing fee payable	25,049
Payable for investments purchased	6,828
Commitment fee payable	202
Accrued expenses	47,780
Total Liabilities	193,824
NET ASSETS	$98,773,213
COMPOSITION OF NET ASSETS
Paid-in capital	$105,267,907
Total accumulated (loss)	(6,494,694)
$98,773,213
NET ASSET VALUE, PER SHARE
($98,773,213 / 3,802,839 shares outstanding), unlimited authorized, no par value	$25.97
(a)
Baillie Gifford International Concentrated Growth ETF acquired all of the assets and liabilities of the Baillie Gifford International Concentrated Growth Equities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford International Concentrated Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford International Concentrated Growth ETF(a)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $46,270)	$288,464
Interest	4,257
Total Investment Income	292,721
EXPENSES
Advisory fee (Note B)	151,243
Management fee (Note B)	55,156
Shareholder Servicing fees	64,278
Transfer agency	16,045
Sub-transfer agency	22,598
Fund accounting	41,156
Registration fees	40,465
Professional fees	29,890
Legal	7,143
Custody	4,521
Trustees’ fees	2,954
Commitment fees	483
Line of Credit Interest	111
Miscellaneous	6,247
Total Expenses	442,290
Fees waived/expenses reimbursed	(92,298)
Total Expenses after waiver	349,992
Net Investment (Loss)	(57,271)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	11,828,880
Foreign currency transactions	30,015
11,858,895
Net change in unrealized (depreciation) on:
Investments	(15,090,783)
Translation of net assets and liabilities denominated in foreign currencies	(441)
(15,091,224)
Net realized and unrealized (loss)	(3,232,329)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(3,289,600)
(a)
Baillie Gifford International Concentrated Growth ETF acquired all of the assets and liabilities of the Baillie Gifford International Concentrated Growth Equities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford International Concentrated Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Concentrated Growth ETF(a)

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(57,271)		$(360,187)
Net realized gain	11,858,895		3,219,983
Net change in unrealized appreciation (depreciation)	(15,091,224)		10,638,412
Net Increase (Decrease) in Net Assets from Operations	(3,289,600)		13,498,208
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Fund Share Activity (formerly Class K Shares)	66,221,757	(b)(c)	4,475,434
Institutional Class	4,317,592	(b)(d)	24,290,700
Cost of shares redeemed:
Fund Share Activity (formerly Class K Shares)	(8,213,073	)(b)(d)	(4,810,717)
Institutional Class	(58,697,182	)(b)(d)	(18,493,957)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	3,629,094		5,461,460
Total Increase in Net Assets	339,494		18,959,668
NET ASSETS
Beginning of Period	98,433,719		79,474,051
End of Period	$98,773,213		$98,433,719
(a)
Baillie Gifford International Concentrated Growth ETF acquired all of the assets and liabilities of the Baillie Gifford International Concentrated Growth Equities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford International Concentrated Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).
(b)
See Note D for details of share class conversions.
(c)
The Share Class activity relates to events occurring prior to the June 1, 2026 reorganization, excluding 380,000 shares sold after June 1, 2026, which had an aggregate value of $9,797,843.
(d)
The Share Class activity relates to events occurring prior to the June 1, 2026 reorganization.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Concentrated Growth ETF(a)

Selected data for a share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$26.85		$23.01	$19.41	$16.89	$29.67	$36.93
From Investment Operations
Net investment income (loss)(b)	(0.01)		(0.09)	—	(0.03)	(0.03)	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		3.93	3.60	2.55	(11.73)	0.09
Net increase (decrease) in net asset value from investment operations	(0.88)		3.84	3.60	2.52	(11.76)	0.21
Dividends and Distributions to Shareholders
From net investment income	—		—	—	—	—	(0.09)
From net realized gain on investments	—		—	—	—	(1.02)	(7.38)
Total dividends and distributions	—		—	—	—	(1.02)	(7.47)
Net asset value, end of period	$25.97		$26.85	$23.01	$19.41	$16.89	$29.67
Total Return
Total return based on net asset value(d)	(3.26)%		16.69%	18.55%	14.92%	(39.55)%	0.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,773		$39,604	$34,058	$32,839	$29,867	$56,513
Ratio of net expenses to average net assets, before waiver	0.97%	*	0.83%	0.90%	0.89%	0.91%	0.79%
Ratio of net expenses to average net assets, after waiver	0.77%	*	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets	(0.13)%	*	(0.30)%	(0.02)%	(0.09)%	(0.10)%	0.27%
Portfolio turnover rate(e)	52%		15%	26%	28%	65%	54%
*
Annualized.
(a)
Baillie Gifford International Concentrated Growth ETF acquired all of the assets and liabilities of the Baillie Gifford International Concentrated Growth Equities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Prior to conversion, the Acquired Fund effected a 3-for-1 reverse share split. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford International Concentrated Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).
(b)
Calculated based upon average shares outstanding during the period.
(c)
Amount is less than $0.005 per share.
(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(e)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Long Term Global Growth ETF

Value		% of Total Net Assets
Aerospace/Defense	$12,162,095	3.6%
Apparel	6,569,498	2.0
Auto Manufacturers	4,487,924	1.3
Auto Parts & Equipment	11,447,340	3.4
Banks	9,776,287	2.9
Beverages	5,110,042	1.5
Biotechnology	6,319,760	1.9
Commercial Services	6,697,645	2.0
Cosmetics/Personal Care	3,661,816	1.1
Healthcare – Products	7,019,052	2.1
Internet	118,742,727	35.4
Machinery – Diversified	3,834,370	1.1
Media	5,783,782	1.7
Miscellaneous Manufacturing	7,887,222	2.4
Pharmaceuticals	6,060,624	1.8
Retail	15,124,186	4.5
Semiconductors	70,385,428	21.0
Software	33,640,490	10.0
Total Value of Investments	334,710,288	99.7
Other assets less liabilities	861,406	0.3
Net Assets	$335,571,694	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Long Term Global Growth ETF

Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 5.6%
MercadoLibre, Inc. *	5,274	$8,952,035
NU Holdings Ltd., Class A *	731,758	9,776,287
18,728,322
CANADA — 2.1%
Shopify, Inc., Class A *	62,514	7,137,848
CHINA — 11.7%
Contemporary Amperex Technology Co., Ltd., Class A	161,385	9,444,809
Horizon Robotics *	3,849,400	2,002,531
Kweichow Moutai Co., Ltd., Class A	28,972	5,110,042
Meituan, Class B *	611,750	5,343,067
PDD Holdings, Inc. ADR *	94,967	7,244,083
Tencent Holdings Ltd.	184,752	10,124,688
39,269,220
FRANCE — 2.0%
Hermes International	3,598	6,569,498
INDIA — 2.7%
MakeMyTrip Ltd. *	59,768	3,185,037
Titan Co., Ltd.	124,794	5,806,043
8,991,080
ITALY — 1.5%
Moncler SpA	87,505	5,077,148
NETHERLANDS — 10.1%
Adyen NV *	7,145	6,697,645
ASML Holding NV	13,922	27,382,787
34,080,432
SINGAPORE — 2.5%
Sea Ltd. ADR *	87,574	8,392,216
SOUTH KOREA — 1.6%
Coupang, Inc. *	316,666	5,500,488

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Long Term Global Growth ETF

Shares	Value
TAIWAN — 5.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	257,880	$19,509,073
UNITED STATES — 54.1%
Amazon.com, Inc. *	98,567	23,492,459
AppLovin Corp., Class A *	33,183	17,096,877
Axon Enterprise, Inc. *	14,069	7,887,222
BeOne Medicines Ltd., Class H *	290,874	6,319,760
Cloudflare, Inc., Class A *	70,726	17,347,673
Dexcom, Inc. *	89,987	6,060,624
Duolingo, Inc. *	19,653	2,260,488
elf Beauty, Inc. *	49,484	3,661,816
Intuitive Surgical, Inc. *	17,650	7,019,052
Joby Aviation, Inc. *	325,984	2,907,777
Netflix, Inc. *	59,353	4,237,804
NVIDIA Corp.	117,415	23,493,567
QXO, Inc. *	245,428	4,240,996
Reddit, Inc., Class A *	49,794	8,643,243
Rivian Automotive, Inc., Class A *	258,670	4,487,924
ROBLOX Corp., Class A *	99,936	5,434,520
Rocket Lab Corp. *	91,041	9,254,318
Samsara, Inc., Class A *	265,119	8,597,809
Space Exploration Technologies Corp., Class A *	33,851	5,783,782
Spotify Technology SA *	20,458	9,392,882
Symbotic, Inc. *	85,303	3,834,370
181,454,963
TOTAL INVESTMENTS — 99.7%
(cost $182,996,768)		$334,710,288
Other assets less liabilities — 0.3%		861,406
NET ASSETS — 100.0%		$335,571,694
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Long Term Global Growth ETF

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$334,710,288	$—	$—	$334,710,288
Total	$334,710,288	$—	$—	$334,710,288
**
Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Long Term Global Growth ETF(a)

ASSETS
Investments, at value (cost $182,996,768)	$334,710,288
Cash	874,998
Foreign cash, at value (cost $890,648)	895,706
Receivable for investments sold	343,684
Due from Manager	74,030
Dividends receivable	44,238
Tax reclaims receivable	38,618
Prepaid assets	178
Total Assets	336,981,740
LIABILITIES
Advisory fee payable	344,420
Management fee payable	214,011
Payable for investments purchased	537,168
Shareholder Servicing fee payable	130,113
Capital shares purchased payable	26,608
Commitment fee payable	1,144
Accrued expenses	156,582
Total Liabilities	1,410,046
NET ASSETS	$335,571,694
COMPOSITION OF NET ASSETS
Paid-in capital	$129,298,946
Total distributable earnings	206,272,748
$335,571,694
NET ASSET VALUE, PER SHARE
($335,571,694 / 9,563,851 shares outstanding), unlimited authorized, no par value	$35.09
(a)
Baillie Gifford Long Term Global Growth ETF acquired all of the assets and liabilities of the Baillie Gifford Long Term Global Growth Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford Long Term Global Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford Long Term Global Growth ETF(a)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $109,025)	$985,889
Interest	34,025
Total Investment Income	1,019,914
EXPENSES
Advisory fee (Note B)	1,202,009
Management fee (Note B)	214,012
Shareholder Servicing fees	448,203
Transfer agency	32,190
Sub-transfer agency	142,572
Fund accounting	68,551
Legal	47,476
Registration fees	39,557
Custody	32,073
Trustees’ fees	26,291
Line of Credit Interest	24,770
Professional fees	6,350
Commitment fees	3,145
Miscellaneous	18,221
Total Expenses	2,305,420
Fees waived/expenses reimbursed	(96,206)
Total Expenses after waiver	2,209,214
Net Investment (Loss)	(1,189,300)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $408,062)	184,147,322
In-kind Investments	15,716,476
Foreign currency transactions	(19,244)
199,844,554
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liabliity of $353,677) (Note A)	(304,866,077)
Translation of net assets and liabilities denominated in foreign currencies	5,058
(304,861,019)
Net realized and unrealized (loss)	(105,016,465)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(106,205,765)
(a)
Baillie Gifford Long Term Global Growth ETF acquired all of the assets and liabilities of the Baillie Gifford Long Term Global Growth Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford Long Term Global Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Long Term Global Growth ETF(a)

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(1,189,300)		$(4,661,244)
Net realized gain	199,844,554		46,053,036
Net change in unrealized appreciation (depreciation)	(304,861,019)		111,824,461
Net Increase (Decrease) in Net Assets from Operations	(106,205,765)		153,216,253
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	—		1,500
Class 3	—		99,665,878(b)
Fund Share Activity (formerly Class K Shares)	255,654,770	(b)(c)	179,838,160(b)
Institutional Class	10,479,468	(b)(c)	94,543,071
Cost of shares redeemed:
Class 2	(34,582,282	)(b)(c)	(100,314,686)(b)
Class 3	(74,862,560	)(b)(c)	(10,000,000)
Fund Share Activity (formerly Class K Shares)	(453,901,908	)(b)(d)	(194,396,073)
Institutional Class	(289,808,749	)(b)(c)	(163,820,785)(b)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(587,021,261)		(94,482,935)
Total Increase (Decrease) in Net Assets	(693,227,026)		58,733,318
NET ASSETS
Beginning of Period	1,028,798,720		970,065,402
End of Period	$335,571,694		$1,028,798,720
(a)
Baillie Gifford Long Term Global Growth ETF acquired all of the assets and liabilities of the Baillie Gifford Long Term Global Growth Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford Long Term Global Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).
(b)
See Note D for details of share class conversions.
(c)
The Share Class activity relates to events occurring prior to the June 1, 2026 reorganization.
(d)
The Share Class activity relates to events occurring prior to the June 1, 2026 reorganization, excluding 1,360,000 shares redeemed after June 1, 2026, which had an aggregate value of $45,867,538.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Long Term Global Growth ETF(a)

Selected data for a share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$38.68		$33.24	$26.59	$19.46	$37.48	$38.47
From Investment Operations
Net investment income(b)	(0.12)		(0.16)	(0.12)	(0.07)	(0.08)	(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.47)		5.60	6.77	7.20	(17.19)	1.19
Net increase (decrease) in net asset value from investment operations	(3.59)		5.44	6.65	7.13	(17.27)	0.94
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	—	—	(0.75)	(1.93)
Total dividends and distributions	—		—	—	—	(0.75)	(1.93)

Net asset value, end of period	$35.09		$38.68	$33.24	$26.59	$19.46	$37.48
Total Return
Total return based on net asset value(c)	(9.29)%		16.40%	24.97%	36.64%	(46.04)%	2.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$335,572		$587,591	$524,413	$320,106	$240,856	$432,975
Ratio of net expenses to average net assets, before waiver	0.77%	*	0.70%	0.70%	0.71%	0.73%	0.70%
Ratio of net expenses to average net assets, after waiver	0.74%	*	0.70%	0.70%	0.71%	0.73%	0.70%
Ratio of net investment loss to average net assets	(0.40)%	*	(0.43)%	(0.38)%	(0.29)%	(0.34)%	(0.61)%
Portfolio turnover rate(d)	20%		22%	27%	17%	28%	16%
*
Annualized.
(a)
Baillie Gifford Long Term Global Growth ETF acquired all of the assets and liabilities of the Baillie Gifford Long Term Global Growth Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford Long Term Global Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Note A — Organization and Accounting Policies

Baillie Gifford ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the

“1940 Act”). The Trust was organized as a Massachusetts business trust on February 24, 2025, under the laws of Massachusetts. The Trust operates pursuant to the Amended and Restated Agreement and Declaration of Trust dated October 2, 2025, as amended from time to time.

The following table lists those series of the Trust that are included in this report as of June 30, 2026 (each, a “Fund”, and collectively, the “Funds”):

Baillie Gifford Emerging Markets ETF(a)
Baillie Gifford International Alpha ETF(a)
Baillie Gifford International Concentrated Growth ETF(b)
Baillie Gifford Long Term Global Growth ETF(b)
(a)
Commenced operations on June 2, 2026
(b)
Commenced operations on June 1, 2026

Pursuant to the Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of Baillie Gifford Funds, Baillie Gifford International Concentrated Growth Equities Fund and Baillie Gifford Long Term Global Growth Fund (each, an “Acquired Fund”) were reorganized into Baillie Gifford International Concentrated Growth ETF and Baillie Gifford Long Term Global Growth ETF (each, an “Acquiring Fund”), respectively (each, a “Reorganization”). The Reorganizations were effective as of the close of business on June 1, 2026 (“Closing Date”). Effective as of the close of business on the applicable Closing Date, the Acquired Funds ceased operations. For more details of the Reorganization please see Note I — Reorganization. Baillie Gifford Emerging Markets ETF and Baillie Gifford International Alpha ETF were not part of the Reorganizations and commenced operations on June 2, 2026.

Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in ASC Topic 946, Financial Services — Investment Companies by the U.S. Financial Accounting Standards Board (“FASB”). The financial statements of the Funds have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Pursuant to Rule 2a‑5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Baillie Gifford Overseas Limited (the “Manager”) as the valuation designee (the “Valuation Designee”) to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board’s oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of a Fund’s net asset value.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —
unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access
Level 2 —
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —
significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2026 is disclosed at the end of each Fund’s Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

38

Securities Transactions and Investment Income

The Funds’ securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of a Fund’s total income stated separately on the Statement of Operations, and is recorded at the fair value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Segment Reporting

Each Fund included herein is subject to ASC Topic 946, Financial Services — Investment Companies and is structured as having a limited purpose by design. Each Fund’s sole purpose is to invest to obtain returns from investment income and/or capital appreciation in accordance with their established investment objective. As such, each Fund is deemed to be an individual reporting segment under ASC Topic 280, Segment Reporting and is not part of a consolidated reporting entity. The results of the operations, as shown in the Statements of Operations and the financial highlights for each Fund is the information used by the Chief Operating Decision Maker for purposes of assessing performance and allocating resources. Accordingly, the President/Principal Executive Officer is deemed to be the Chief Operating Decision Maker.

U.S. Federal and Other Taxes

Each Fund intends to continue to qualify to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds’ shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims become payable to the Funds, they are reflected as Windfall Tax Recovery within investment income in the Statements of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will generally follow, for tax purposes, IRS guidance in Notice 2016‑10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund’s shareholders.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions may accrue a deferred tax liability for

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more‑likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

Improvements to Income Tax Disclosures

Accounting Standards Update 2023‑09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, was adopted by the Acquired Funds in their annual financial statements for the year ended December 31, 2025. Total income taxes paid during the period were not material, and no jurisdictional breakdown was required. The required disclosures are assessed annually and will be updated, as applicable, in the Funds’ annual financial statements for the year ending December 31, 2026.

At December 31, 2025 for federal income tax purposes, the Acquired Funds listed below had capital loss carryforwards that were carried over to the corresponding Acquiring Funds in connection with the Reorganizations. These capital loss carryforwards are available to offset future capital gains. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford International Concentrated Growth ETF*	$(6,924,326)	$(13,142,964)	$(20,067,290)
Baillie Gifford Long Term Global Growth ETF*	(86,217,102)	(39,331,373)	(125,548,475)
*
Amounts reflect the applicable Acquired Fund as of June 1, 2026

Realized capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October capital/late year ordinary losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year or period ended December 31, 2025, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards
Baillie Gifford International Concentrated Growth ETF*	$(20,067,290)
Baillie Gifford Long Term Global Growth ETF*	(125,548,475)
*
Amounts reflect the applicable Acquired Fund as of June 1, 2026

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds’

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

40

policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Funds’ cost of investments and gross unrealized appreciation (depreciation) on investments and foreign currency at June 30, 2026 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Baillie Gifford Emerging Markets ETF	$11,442,070	$213,923	$(299,849)	$(85,926)
Baillie Gifford International Alpha ETF	44,706,787	23,708,368	(1,987,475)	21,720,893
Baillie Gifford International Concentrated Growth ETF	89,684,370	23,237,601	(14,559,745)	8,677,856
Baillie Gifford Long Term Global Growth ETF	182,996,768	162,783,480	(11,069,960)	151,713,520

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

The Manager selects and reviews each Fund’s investments and provides executive and other personnel for the management of the Trust, pursuant to the Investment Advisory and Management Agreement between the Manager and the Trust on behalf of each Fund, as amended from time to time (the “Management Agreement”).

Under the Management Agreement, each Fund pays the Manager a management fee quarterly for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under a bundled fee structure (the “Unitary Management Fee”). The Unitary Management Fee paid by each Fund under the Management Agreement is calculated and accrued daily at the annual rate noted below, expressed as a percentage of the Fund’s average daily net assets. The Funds (and not the Manager) will be responsible for certain other fees and expenses that are not covered by the Unitary Management Fee under the Management Agreement. These include broker fees, commissions, taxes and other costs associated with buying/selling securities. The Manager may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time. Prior to the Reorganizations, the expenses of the Acquired Funds were incurred under their predecessor fee arrangements and are presented separately in the Statements of Operations.

Fund	Annual Unitary Management Fee
Baillie Gifford Emerging Markets ETF	0.79%
Baillie Gifford International Alpha ETF	0.59%
Baillie Gifford International Concentrated Growth ETF (a)	0.72%
Baillie Gifford Long Term Global Growth ETF (b)	0.70%
(a)
For the period June 1, 2026 through June 30, 2026. Prior to June 1, 2026, the total annual fund operating expenses rate and the expense limitation for the Acquired Fund’s Class K Shares with Baillie Gifford was 0.83% and 0.72%, respectively.
(b)
For the period June 1, 2026 through June 30, 2026. Prior to June 1, 2026, the total annual fund operating expenses rate for the Acquired Fund’s Class K Shares with Baillie Gifford was 0.70%.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Prior to the Reorganizations, each Acquired Fund paid the Manager an investment advisory fee, calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund’s average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International Concentrated Growth Equities Fund	$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford Long Term Global Growth Fund	$0 - $2 >$2 - $5 Above $5	0.45% 0.41% 0.39%

The Manager had contractually agreed to waive its fees and/or bear expenses of the Acquired Fund’s to the extent that the total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses, exceeded the amounts listed below.

Fund	Class	Expense limitation
Baillie Gifford International Concentrated Growth Equities Fund	Class K and Institutional Class	0.72%
Baillie Gifford Long Term Global Growth Fund	Class K and Institutional Class Class 2 Class 3	0.70% 0.70% 0.63%

Fees waived or expenses reimbursed under this arrangement were not subject to recoupment. The expense limitation was no longer applicable following the Reorganizations.

Prior to the Reorganizations, each Acquired Fund had adopted a Shareholder Servicing Plan providing that an Acquired Fund could pay the Manager, or any other entity that acted from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services to Fund investors and/or the maintenance of shareholder accounts. For these services, the Acquired Funds paid the Manager a fee at an annualized rate based on the average daily net assets attributable to each applicable class of shares. The fee paid by Class 2 shares was 0.17% and the fee paid by Class 3 shares was 0.10%. Class K and Institutional Class shares did not pay this fee.

With respect to Class K and Institutional Class shares, the Manager was responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that held accounts with the Acquired Funds, pursuant to an Administration and Supervisory Agreement between the Manager and Baillie Gifford Funds on behalf of each Acquired Fund.

Each Acquired Fund had adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares, which authorized each Acquired Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, at an annual rate of 0.17% of the applicable Acquired Fund’s average net assets attributable to those classes.

Institutional Class shares bore expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares did not bear such expenses.

The Acquired Funds could enter into certain agreements with financial intermediaries that required payments for sub-transfer agency services in excess of the Board-approved cap on payments and/or reimbursements to

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

42

financial intermediaries. In such instances, the Manager paid, out of its own profits, the difference between the amount due under the agreement with the financial intermediary and the cap on such payments and/or reimbursements approved by the Board.

Underwriter

Baillie Gifford Funds Services LLC (“BGFS”) a wholly owned subsidiary of the Manager, serves as the Funds’ principal underwriter (the “Distributor”).

Administrator

The Bank of New York (BNY) serves as the Funds’ administrator pursuant to a Fund Administration and Accounting Agreements between the Trust, on behalf of the Fund, and BNY.

Custodian

BNY is also the Trust’s custodian. As such, BNY or sub-custodians acting at its direction hold in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, are the registered owners of securities held in book entry form belonging to the Funds.

Upon instruction, BNY or such sub-custodians receive and deliver cash and securities of the Funds in connection with Fund transactions and collect all dividends and other distributions made with respect to Fund portfolio securities.

Transfer Agent

BNY also serves as the Trust’s transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short term securities) for the period ended June 30, 2026 were as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Baillie Gifford Emerging Markets ETF	$7,993,326	$1,345,970	$5,618,059	$—
Baillie Gifford International Alpha ETF	2,089,059	—	456,715	—
Baillie Gifford International Concentrated Growth ETF	47,478,233	50,625,760	7,797,371	—
Baillie Gifford Long Term Global Growth ETF	124,547,409	653,841,013	—	40,271,043

Note D — Transactions in Shares of Beneficial Interest

Each Fund is an exchange-traded fund. Shares of each Fund are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”). Individual shares of each Fund are bought and sold in the secondary market through a broker-dealer at market prices, which may be greater than, less than, or equal to the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at NAV only in large aggregations of shares known as “Creation Units”. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Creation Units are generally issued and redeemed in-kind for a basket of securities, assets or other positions and/or for cash. Only Authorized Participants may create or redeem Creation Units directly with the Fund. Each Authorized Participant has entered into an agreement with the Distributor. Creation transactions generally require an Authorized Participant to deliver Deposit Instruments and any required cash amount to the Fund in exchange for Creation Units. Redemption transactions generally require the Fund to deliver Redemption Instruments and any required cash amount to the Authorized Participant in exchange for shares tendered in Creation Unit aggregations.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Purchases and redemptions of Creation Units that include a substantial cash component, rather than in-kind delivery of portfolio securities, may cause the Fund to incur brokerage costs or recognize taxable gains or losses that it might not have incurred if the transactions had been affected in kind. These costs may be borne by the Fund to the extent they are not offset by transaction fees payable by Authorized Participants. Transactions in each Fund’s shares were as follows:

Baillie Gifford Emerging Markets ETF
For the Period Ended June 30, 2026
Shares		Amount
Shares sold	475,000	$11,498,365
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net Increase (Decrease)	475,000	$11,498,365
Baillie Gifford International Alpha ETF
For the Period Ended June 30, 2026
Shares		Amount
Shares sold	2,972,033	$74,190,222
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net Increase (Decrease)	2,972,033	$74,190,222
Baillie Gifford International Concentrated Growth ETF(a)
For the Period Ended June 30, 2026			For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Fund Share Activity (formerly Class K* Shares)
Shares sold	7,127,579(b)	$66,221,757(b)	521,358	$4,475,434
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(7,751,329)(c)	(8,213,073)(c)	(537,510)	(4,810,717)
Net Increase (Decrease)	(623,750)	$58,008,684	(16,152)	$(335,283)
Institutional Class** Shares
Shares sold	507,608(c)	$4,317,592(c)	2,804,440	$24,290,700
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(7,189,679)(c)	(58,697,182)(c)	(2,136,496)	(18,493,957)
Net Increase (Decrease)	(6,682,071)	$(54,379,590)	667,944	$5,796,743
Total Net Increase (Decrease)	(7,305,821)	$3,629,094	651,792	$5,461,460
*
The class converted $54,464,281 in Net Assets as part of the reorganization.
**
The class converted $35,014,140 in Net Assets as part of the reorganization.
(a)
Baillie Gifford International Concentrated Growth ETF acquired all of the assets and liabilities of the Baillie Gifford International Concentrated Growth Equities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford International Concentrated Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).
(b)
The Share Class activity relates to events occurring prior to the June 1, 2026 reorganization, excluding 380,000 shares sold after June 1, 2026, which had an aggregate value of $9,797,843.
(c)
The Share Class activity relates to events occurring prior to the June 1, 2026 reorganization.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

44

Baillie Gifford Long Term Global Growth ETF(a)
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class 2* Shares
Shares sold	—	$—	44	$1,500
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,009,478)(b)	(34,582,282)(b)	(2,469,111)	(100,314,686)(c)
Net Increase (Decrease)	(1,009,478)	$(34,582,282)	(2,469,067)	$(100,313,186)
Class 3** Shares
Shares sold	—	$—	2,253,701	$99,665,878(d)
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,021,569)(b)	(74,862,560)(b)	(232,132)	(10,000,000)
Net Increase (Decrease)	(2,021,569)	$(74,862,560)	2,021,569	$89,665,878
Fund Share Activity (formerly Class K*** Shares)
Shares sold	7,446,204(b)	$255,654,770(b)	4,916,224	$179,838,160(e)
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(13,072,937)(f)	(453,901,908)	(5,504,134)	(194,396,073)(g)
Net Increase (Decrease)	(5,626,733)	$(198,247,138)	(587,910)	$(14,557,913)
Institutional Class**** Shares
Shares sold	289,349(b)	10,479,468(b)	2,676,528	$94,543,071
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(8,529,542)(b)	(289,808,749)(b)	(4,430,791)	(163,820,785)(h)
Net Increase (Decrease)	(8,240,193)	$(279,329,281)	(1,754,263)	$(69,277,714)
Total Net Increase (Decrease)	(16,897,973)	$(587,021,261)	(2,789,671)	$(94,482,935)
*
The class converted $11,661,045 in Net Assets as part of the reorganization.
**
The class converted $23,352,286 in Net Assets as part of the reorganization.
***
The class converted $261,490,198 in Net Assets as part of the reorganization.
****
The class converted $98,529,510 in Net Assets as part of the reorganization.
(a)
Baillie Gifford Long Term Global Growth ETF acquired all of the assets and liabilities of the Baillie Gifford Long Term Global Growth Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 1, 2026. Performance and financial history of the Acquired Fund’s Class K Shares have been adopted by Baillie Gifford Long Term Global Growth ETF and will be used going forward. As a result, the information prior to June 1, 2026, reflects that of the Acquired Fund’s Class K Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note I).
(b)
The Share Class activity relates to events occurring prior to the June 1, 2026 reorganization.
(c)
$99,665,878 converted from Class 2 into Class 3. $648,808 converted from Class 2 into Class K.
(d)
$99,665,878 converted into Class 3 from Class 2.
(e)
$648,808 converted into Class K from Class 2. $18,406,853 converted into Class K from Institutional Class.
(f)
The Share Class activity relates to events occurring prior to the June 1, 2026 reorganization, excluding 1,360,000 shares redeemed after June 1, 2026, which had an aggregate value of $45,867,538.
(g)
This amount includes an in-kind transfer of $104,007,392.
(h)
$18,406,853 converted from Institutional Class into Class K.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the following Funds had one shareholder who beneficially owned 25% or more of the Fund’s voting securities:

Baillie Gifford Emerging Markets ETF(1)
(1)
As of June 30, 2026, Baillie Gifford International LLC, a wholly owned subsidiary of the Manager, beneficially owned 25% or more of the Fund’s voting securities.

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust’s officers and each member of the Board for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Principal Risks

The below is a selection of the Funds’ principal risks. The Funds’ full list of principal risks, including more commonly known risks, are further described within their respective prospectuses.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, the Funds will have risk characteristics that differ from their benchmark indices. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause a Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other funds over extended periods of time, and a Fund may not perform as expected in the long term. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Emerging Markets Risk

To the extent a Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than the risks of investing in developed markets.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

46

Geographic Focus Risk

Certain Funds expect to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because these Funds will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford International Concentrated Growth ETF and Baillie Gifford Long Term Global Growth ETF are non-diversified Funds.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds’ exposure to the other risks detailed in each Fund’s Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in each Fund, please refer to each Fund’s prospectus.

ETF Structure Risk

Although the Fund’s shares will be listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), an active trading market for the Fund’s shares may not be developed or maintained by market makers or authorized participants (“Authorized Participants”).

As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large, specified number of shares called a “Creation Unit.” Only Authorized Participants may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries and will incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price), known as the “spread” or “bid-ask spread.”

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

Daily publication of the Fund’s portfolio holdings information could permit other market participants to trade in the securities identified in the Fund’s public disclosure, and to the extent the Fund was trading in those securities over multiple days, trading by such other market participants could disadvantage the Fund and its shareholders by negatively impacting the prices at which the Fund may be able to buy investments for its portfolio or sell its holdings and Fund returns.

The NAV of the Fund’s shares may change on days when, or during times at which, Authorized Participants will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares. In such situations, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the shares’ underlying value.

New and Smaller-Sized ETF Risk

New funds and smaller-sized funds (including funds that are thinly capitalized or that have lost significant assets through market declines or redemptions) will be subject to greater liquidity risk due to their smaller asset bases. A large shareholder exiting a small fund through secondary market sales could, if the resulting redemption transaction by an Authorized Participant includes a significant cash component, require the fund to sell securities at disadvantageous times or prices or to delay payment of redemption proceeds to a redeeming shareholder. In addition, in order to mitigate liquidity risk, new or smaller-sized funds may be more likely to hold a proportionally higher percentage of their assets in cash to meet shareholder redemptions (which could hamper performance).

Periodic Rebalancing Risk

The Manager expects to execute portfolio transactions for the Funds on a periodic schedule, generally after the Manager executes transactions in the same securities for other client accounts managed according to investment strategies similar to those pursued by the Funds. As a result, the Funds’ portfolios are expected to be rebalanced less frequently than other accounts and funds managed by the Manager, and a Fund’s portfolio trades will often occur after an accumulation of multiple trades that were executed for the Manager’s other accounts and funds. Less frequent rebalancing could harm the Fund by causing it to suffer losses if positions it would have sold earlier (if it were rebalanced more frequently) decline in value before a rebalancing date or positions it would have purchased earlier (if it were rebalanced more frequently) increase in value before a rebalancing date. In addition, when the Manager implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

Risk Model Risk

A risk model is used to assist in the portfolio construction process. In developing and maintaining the risk model, the Manager expects to make use of one or more vendors or data sources for inputs. If the model or the data used in the model is incorrect or incomplete or if there are business or operational disruptions affecting a vendor providing significant inputs to the model, then (in the absence of mitigating measures by the Manager) the Fund may be temporarily unable to appropriately implement the risk model or, when implemented, investment decisions made with reference to the model may not produce the desired results, and the Fund may realize losses.

Note H — Legal Notice

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Note I — Reorganization

Pursuant to the Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of Baillie Gifford Funds, Baillie Gifford International Concentrated Growth Equities Fund and Baillie Gifford Long Term Global Growth Fund (each, an “Acquired Fund”) were reorganized into Baillie Gifford International

Concentrated Growth ETF and Baillie Gifford Long Term Global Growth ETF (each, an “Acquiring Fund”), respectively (each, a “Reorganization”). The Reorganizations were effective as of the close of business on June 1, 2026 (“Closing Date”). As a result of the Reorganizations, the Acquiring Funds adopted the performance and financial history of the respective Acquired Fund.

Prior to the Reorganizations, the outstanding share classes of each Acquired Fund were consolidated into Class K shares of the applicable Acquired Fund. Following the share class consolidations, the assets and liabilities of each Acquired Fund were transferred to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund with an aggregate value equal to the net assets transferred. The shares of each Acquiring Fund were then distributed pro rata to shareholders of the corresponding Acquired Fund. The Reorganizations were intended to qualify as tax free reorganizations for U.S. federal income tax purposes, as follows:

Acquired Fund/Acquiring Fund	Exchange Shares of Acquiring Fund Issued (Exchange Ratio 1:1)	Value of Exchanged Shares	Acquired Fund’s Shares Outstanding as of Close of Business
Baillie Gifford International Concentrated Growth Equities Fund / Baillie Gifford International Concentrated Growth ETF	3,422,839	$89,478,421	3,422,839
Baillie Gifford Long Term Global Growth Fund / Baillie Gifford Long Term Global Growth ETF	10,923,851	395,033,039	10,923,851

Incidental costs incurred by the Acquired Funds as a result of the Reorganizations were borne by the Manager. These included legal, tax and other professional fees associated with the Fund conversions. All transaction costs incurred as a result of transferring assets from the Acquired Fund to the Acquiring Fund were covered by the Manager, including explicit trading costs and taxes associated with the sale and repurchase of non-transferrable assets.

The following table shows each Acquired Fund’s and Acquiring Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and each Acquired Fund’s unrealized Appreciation/Depreciation position:

Acquired Fund/ Acquiring Fund	Acquiring Fund’s Net Assets Before Acquisition	Acquired Fund’s Net Assets Transferred	Acquiring Fund’s Net Assets Immediately After Acquisition	Acquired Fund’s Net Investment Income/(Loss)	Acquired Fund’s Net Realized Gain/(Loss) on Investments	Acquired Fund’s Unrealized Appreciation/ (Depreciation)*
Baillie Gifford International Concentrated Growth Equities Fund / Baillie Gifford International Concentrated Growth ETF	$—	$89,478,421	$89,478,421	$(420,402)	$(15,571,560)	$9,660,131
Baillie Gifford Long Term Global Growth Fund / Baillie Gifford Long Term Global Growth ETF	—	395,033,039	395,033,039	(5,762,156)	55,675,123	183,117,606
*
For financial reporting purposes, assets received, and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of any investments received in-kind from the Acquired Funds was carried forward to align ongoing reporting to the Acquiring Fund’s realized and unrealized gains and losses

Assuming the Reorganizations had been completed on January 1, 2026, the Acquiring Fund’s pro-forma results of operations for the period ended June 30, 2026, are as follows:

Baillie Gifford International Concentrated Growth ETF		Baillie Gifford Long Term Global Growth ETF
Net Investment income (loss)	$(34,673)	$(1,063,889)
Net realized and unrealized gain (loss) on investments	(3,158,107)	(85,447,391)
Net Increase (Decrease) in Net Assets from Operations	(3,192,780)	(86,511,280)

Because the combined Acquiring Funds have been managed as single integrated funds since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired funds that have been included in the Acquiring Fund’s Statement of Operations since June 1, 2026.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

At a meeting held on July 30, 2026, the Board approved proposals to reclassify Baillie Gifford Emerging Markets ETF from “diversified” to “non-diversified,” under Section 5(b) of the Investment Company Act of 1940, as amended. The proposal is subject to approval by the shareholders of the Fund at a special shareholder meeting expected to be held in October 2026 (the “Meeting”). Proxy materials describing the proposals and the rationale for the proposals are expected to be sent to shareholders of the Fund in early September 2026. No assurance can be given that shareholder approval will be obtained for the proposal, in which case the Fund would be expected to continue to operate as a “diversified” fund.

Generally, a non-diversified fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Concentration of investments in a smaller number of issuers exposes a fund to the risks associated with such issuers to a greater extent than a fund invested in a larger number of issuers. Poor performance by any one of these issuers would adversely affect a non-diversified fund to a greater extent than a more broadly diversified fund.

If approved by shareholders, the Fund currently anticipates that its reclassification would take effect as soon as practicable following the Meeting, after which time the Fund’s Prospectus and Statement of Additional Information will be updated to reflect the Fund’s non-diversified status and the risks related to operating as a non-diversified fund.

Copyright © Baillie Gifford & Co 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Under the Investment Advisory Agreement, the Adviser is responsible for the payment of the Trust's operating expenses, including compensation of the Directors. Accordingly, no remuneration was paid by the Baillie Gifford ETF Trust to its Directors or officers during the period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Baillie Gifford ETF Trust

Baillie Gifford Emerging Markets ETF

Baillie Gifford International Alpha ETF

Baillie Gifford International Concentrated Growth ETF

Baillie Gifford Long Term Global Growth ETF

Baillie Gifford U.S. Equity Growth ETF

Board considerations
Regarding INvestment management Agreement Approval

On December 9, 2025, the Board of Trustees (the “Board” and individually, the “Trustees”) of Baillie Gifford ETF Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the investment management agreement (the “Investment Management Agreement”) between the Trust, on behalf of Baillie Gifford Emerging Markets ETF, Baillie Gifford International Alpha ETF, Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF and Baillie Gifford U.S. Equity Growth ETF (each a “Fund” and collectively, the “Funds”), and Baillie Gifford Overseas Limited (the “Manager”). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the approval of the Investment Management Agreement. During the review process, the Independent Trustees were represented by independent legal counsel and advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment management agreements and the factors that they should consider in evaluating such agreements. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of fund data (“Broadridge”), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Investment Management Agreement, the Board had received sufficient information to approve the Investment Management Agreement for each Fund.

The Board concluded that it was in the best interests of each Fund to approve the Investment Management Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the Manager’s proposal to convert Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie

Gifford U.S. Equity Growth Fund (the “Conversion Mutual Funds”), each a mutual fund series of Baillie Gifford Funds (a separate trust) (“BGF”) advised by the Manager, to Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF and Baillie Gifford U.S. Equity Growth ETF (the “Conversion ETFs”), respectively, each a proposed exchange-traded fund series of the Trust, and that the Conversion Mutual Funds and the corresponding Conversion ETFs have substantially similar investment strategies. The Board also considered that Baillie Gifford Emerging Markets ETF and Baillie Gifford International Alpha ETF (the “New ETFs”) were proposed as new exchange-traded funds and that the Manager currently advises corresponding mutual fund series of BGF with substantially similar investment strategies.

The Board considered the nature, extent and quality of the services expected to be provided by the Manager to each Fund. The Board noted that, pursuant to the Funds’ Investment Management Agreement, the Manager will provide advisory services and shareholder servicing, administrative and other services to the Funds and will receive a unitary management fee. The Board considered the background and qualifications of the investment, shareholder servicing, administrative, compliance and other personnel who would be involved in the management and oversight of the Funds. The Board noted that: (1) each Fund will be an actively-managed exchange-traded fund; (2) the portfolio management teams that would manage the Conversion ETFs currently manage the corresponding Conversion Mutual Funds, except that for Baillie Gifford International Concentrated Growth Equities Fund, Spencer Adair will retire as a portfolio manager of the Fund on March 31, 2026 and Kirsty Gibson will become a portfolio manager of the Fund on April 1, 2026; and (3) the portfolio management teams that would manage the New ETFs currently manage corresponding mutual fund series of BGF. The Board reviewed information regarding each Fund’s unitary management fee and estimated expense ratio, as compared to a peer group of funds assembled by Broadridge and to other clients of the Manager with a similar investment mandate. The Board also considered expense information for other actively-managed equity ETFs in each Fund’s investment category, as identified by the Manager. The Board considered the proposed investment objective, process, strategy and policies for each Fund, and noted that they were substantially similar to those of the corresponding Conversion Mutual Fund or other corresponding series of BGF, as applicable. The Board also received hypothetical back-tested performance information for each Fund, as compared to the historical investment performance of the corresponding Conversion Mutual Fund or other corresponding series of BGF, as applicable, and considered differences in the proposed management of each Fund’s investment portfolio in light of the ETF structure. The Board concluded that the nature, extent and quality of the services to be provided by the Manager to the Funds, pursuant to the Investment Management Agreement, were expected to be satisfactory.

The Board considered the Manager’s estimated level of profitability or loss with respect to the Funds and concluded that it was not unreasonable. The Board considered other potential benefits to be derived by the Manager from its relationship to the Funds, including reputational benefits. The Board also considered whether there were economies of scale with respect to management of the Funds. In this regard, the Board noted that the Funds were not yet operational and considered the Manager’s statement that, while the proposed unitary management fee for each Fund does not have breakpoints, such proposed fee assumes that the Fund will reach a certain scale.

The Board considered the proposed unitary management fee payable by each Fund under the Investment Management Agreement for the services to be provided. The Board noted that, under the unitary management fee arrangement, the Manager would be responsible for each Fund’s ordinary operating expenses, subject to certain exclusions as set forth in the Investment Management Agreement.

The Board considered the Manager’s explanation of its process in proposing a unitary management fee for each Fund that the Manager believes is appropriate and competitive in the marketplace. The Board reviewed each Fund’s proposed unitary management fee and estimated expense ratio and compared them to the average management fees and net expense ratios of an expense peer group and an expense universe of funds based on data provided by Broadridge. The comparable fund information showed that each Fund’s contractual unitary management fee was above the average contractual management fee of the expense peer group. In addition, the Board compared each Fund’s estimated expense ratio to the net expense ratios of other actively-managed equity ETFs in the Fund’s investment category, as identified by the Manager. The Manager discussed with the Board the limitations of the expense peer groups provided by Broadridge, as well the other actively-managed equity ETFs identified by the Manager, and the Board took these limitations into account in considering the comparative data. With respect to each Fund, the Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. On the basis of the information provided, the Board concluded that the proposed unitary management fee for each Fund was reasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Management Agreement for the Funds were reasonable and fair and that the approval of the Investment Management Agreement was in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford ETF Trust

By (Signature and Title)*	/s/ Michael Stirling-Aird, President
Michael Stirling-Aird, President
(principal executive officer)

Date September 2, 2026

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date September 2, 2026

* Print the name and title of each signing officer under his or her signature.